PAUZE FUNDS(TM)

                 Pauze U.S. Government Limited Duration Fund(TM)
              Pauze U.S. Government Intermediate Term Bond Fund(TM)
                 Pauze U.S. Government Short Term Bond Fund(TM)

                                  ANNUAL REPORT

                                 April 30, 2002

This reporting period has experienced another interesting period for interest sensitive markets. From May 1, 2001 through April 30, 2002, the figures were:

================================================================================
                       3 MO       1YR        2YR       5YR      10YR      30YR
U.S. Treasury          Bills     Bills      Notes     Notes     Notes     Bonds
--------------------------------------------------------------------------------
Total Return*          2.48%     4.95%      6.41%     6.62%     5.51%     7.73%
================================================================================
*Source: Salomon Brothers Indexes. Includes capital gain (loss) and paid/accrued interest.

===============================================================================================
                   Pauze Funds(TM)                             Total Return 05/01/01 to 4/30/02
-----------------------------------------------------------------------------------------------
U.S. Government Limited Duration Fund - No Load                             12.02%
-----------------------------------------------------------------------------------------------
U.S. Government Intermediate Term Bond Fund - No Load                        4.56%
-----------------------------------------------------------------------------------------------
U.S. Government Short Term Bond Fund - No Load                               3.80%
===============================================================================================

Dear Shareholder:

The fiscal year ending April 30, 2002, was particularly challenging for the bond market. The year was punctuated by recession and tragedy.

With a slowing economy, the Federal Reserve lowered the Fed Funds rate eleven times during 2001 bringing it to a 40-year low of 1.75%. The Federal Reserve took these actions in an effort to revive the slowing economy to provide liquidity in the aftermath of the September 11 attack . The effectiveness of this strategy produced mixed results as indicated by traditional fundamental indicators. The Institute for Supply Management Purchasing Managers Index (formerly the "National Purchasing Managers Index") rose to 53.90 indicating that the economy was growing. The unemployment rate, however, rose from 4.40% to 6.00% indicating that employers were willing to continue to preserve resources while waiting for stronger evidence of recovery. Even though the unemployment rate increased, initial jobless claims declined. The University of Michigan Consumer Confidence Index increased, suggesting that Retail Sales might improve. Housing starts increased for the first half of 2001, declined following September 11, and then recovered but not to their highest levels.

On the inflation front, the Economic Cycle Research Institute Index ("ECRI"), which forecasts inflation as much as six months in advance, declined from a high of 125 in May 2000 to a low of 95 in January 2002. It has since risen to 98 in April of 2002. This rise could be an indication of future inflation and we will continue to monitor the ECRI index in the future.

Going forward, we do not feel that the Federal Reserve will aggressively begin the next tightening as the economy improves. The Fed must weigh the impact on the stock market as a result of its actions. The stock market normally declines as interest rates go up. Thus, while we do anticipate an increase in short term interest rates, we do not anticipate more than a 50 basis point increase in the Fed Funds rate during 2002.

We appreciate the trust you have put in us through your investments and will work to maintain that confidence.

Thank you.

Warm regards,


Philip C. Pauze
President

                                [GRAPHIC OMITTED]
           ----------------------------------------------------------
                Pauze U.S. Government Limited Duration Bond Fund
                Growth of $10,000 with valuations as of 4/30/2002

                                -----------------
                                No Load - $14,593
                                Class B - $12,913
                                Class C - $10,960
                                Lehman  - $15,917
                                -----------------

           ----------------------------------------------------------

                                [GRAPHIC OMITTED]
           ----------------------------------------------------------
                  Pauze U.S. Government Intermediate Bond Fund
                Growth of $10,000 with valuations as of 4/30/2002

                                -----------------
                                No Load - $12,238
                                Class B - $11,654
                                Class C - $10,731
                                Lehman  - $14,353
                                -----------------

           ----------------------------------------------------------

                                [GRAPHIC OMITTED]
           ----------------------------------------------------------
                   Pauze U.S. Government Short Term Bond Fund
                Growth of $10,000 with valuations as of 4/30/2002

                                -----------------
                                No Load - $12,286
                                Class B - $     0
                                Class C - $11,684
                                Lehman  - $13,470
                                -----------------

           ----------------------------------------------------------
*The data represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption

     The business and affairs of the Funds are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers of the Trust. Each Trustee serves as a trustee for a period of six years, until the termination of the Trust, or until the Trustee dies, resigns, or is removed, whichever occurs first. Each Trustee oversees three Funds of the Trust. The Trust is not part of a "fund complex." In each table, the column regarding "other directorships" refers to directorships held in public companies and other mutual funds.

     The following table provides information regarding each officer of the Trust, and each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------------------------------------------------------------------------------------------
   Name, Address and         Position(s) Held                  Principal Occupations                     Other
     Year of Birth              With Trust                         (Past 5 Years)                    Directorships
                                                                                                          Held
------------------------------------------------------------------------------------------------------------------
Philip C. Pauze 1           Trustee and           Chairman of Pauze, Swanson & Associates            None
14340 Torrey Chase Blvd.    President since       Investment Advisors, Inc., d/b/a Pauze Swanson
Suite 170                   1993                  Capital Management Co., an asset management
Houston, TX 77014                                 firm specializing in management of fixed income
1941                                              portfolios, since February 2001; President from
                                                  April 1993 to February 2001.
                                                  Chairman of Champion Fund Services, a mutual
                                                  fund service provider, since 1999; President
                                                  from 1999 to 2001.  President of CFS
                                                  Distributors, Inc., a broker/dealer firm, since
                                                  2001. President Pauze Management Co., a
                                                  management firm, since 2001.
------------------------------------------------------------------------------------------------------------------
Patricia S. Dobson1         Trustee since         President of Champion Fund Services, a mutual      None
14340 Torrey Chase Blvd.    1999; Secretary       fund service provider, since February 2001;
Suite 170                   June 1999 to Dec.     Vice President from March 1999 to February
Houston, TX 77014           2001; Assistant       2001.  Vice President of Pauze, Swanson &
1943                        Secretary June        Associates Investment Advisors, Inc., an asset
                            1997 to June 1999     management firm, from 1996 to February 2001.
------------------------------------------------------------------------------------------------------------------
Nancy Szidlowski            Treasurer and         Director of Administration and Fund Accounting     None
14340 Torrey Chase Blvd.    Chief Accounting      of Champion Fund Services, a mutual fund
Suite 170                   Officer since 2000    service provider, since December 2000.
Houston, TX 77014                                 Accountant in the mutual fund accounting
1951                                              department at American General Financial Group,
                                                  an insurance company, from April 1999 through
                                                  December 2000.  Lead Accountant of the mutual
                                                  fund accounting department at Van Kampen
                                                  Investments, a mutual fund company, from March
                                                  1994 through April 1999.
------------------------------------------------------------------------------------------------------------------
Michelle M. Pauze2          Secretary since       Sales and Administration, Pauze Swanson Capital    None
14340 Torrey Chase Blvd.    Dec. 2001;            Management Co., an asset management firm, June
Suite 170                   Assistant             1997 to Feb. 2001.  Administration, Champion
Houston, TX 77014           Secretary             Fund Services, a mutual fund service provider,
1974                        1999-2001.            Feb. 2001 to present.
------------------------------------------------------------------------------------------------------------------

1 Mr. Pauze and Ms. Dobson are "interested persons" of the Trust because they are officers of the Trust. In addition, Mr. Pauze may be deemed to be an "interested person" of the Trust because he is an officer of the Adviser.

2    Michelle M. Pauze is the daughter-in-law of Philip C. Pauze.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------------------------------------------------------------------------------------------
   Name, Address and         Position(s) Held                  Principal Occupations                     Other
     Year of Birth              With Trust                         (Past 5 Years)                    Directorships
                                                                                                          Held
------------------------------------------------------------------------------------------------------------------
Wayne F. Collins            Trustee since 1993    Retired.  Vice President of Worldwide Business     None
32 Autumn Crescent                                Planning of the Compaq Computer Corporation
The Woodlands, TX 77381                           from September 1991 to February 1994.
1941
------------------------------------------------------------------------------------------------------------------
Robert J. Pierce            Trustee since 1996    Vice President (Western Division) and Chief        None
1791 #2 Silverado Trail                           Operating Officer (Northern Region) of Stewart
Napa, CA 94588                                    Enterprises, Inc., a cemetery and funeral
1945                                              service firm, since 1997.
------------------------------------------------------------------------------------------------------------------
E. Malcolm Thompson, Jr.    Trustee since 2001    President of Malcolm Thompson and Associates,      None
14505 Torrey Chase Blvd.                          Inc., a fee-based actuarial consulting firm
Suite 301                                         which provides services primarily for
Houston, TX 77014                                 retirement plans, since 1981.
1939
------------------------------------------------------------------------------------------------------------------

     The Statement of Additional Information includes additional information about the Trustees and is available without charge by calling 800-327-7170.

                              TAIT, WELLER & BAKER
                          CERTIFIED PULBIC ACCOUNTANTS

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
PAUZE FUNDS
HOUSTON, TEXAS

We have audited the accompanying statements of assets and liabilities of Pauze U.S. Government Limited Duration Bond Fund, Pauze U.S. Government Intermediate Term Bond Fund, and Pauze U.S. Government Short Term Bond Fund, each a series of shares of Pauze Funds, including the schedules of investments, as of April 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pauze U.S. Government Limited Duration Bond Fund, Pauze U.S. Government Intermediate Term Bond Fund, and Pauze U.S. Government Short Term Bond Fund as of April 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period ended and the financial highlights for each of the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ Tait, Weller & Baker

PHILADELPHIA, PENNSYLVANIA
MAY 23, 2002

PAUZE FUNDS                                                                 APRIL 30, 2002
SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                               OR SHARES          VALUE
                                                              ------------    ------------
     PAUZE U.S. GOVERNMENT LIMITED DURATION BOND FUND
     ------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 96.68%
     FHLB, 5.125%, 09/15/03                                   $  2,000,000    $  2,058,466
     FNMA, 5.750%, 04/15/03                                      1,000,000       1,028,775
     FNMA, 4.750%, 03/15/04                                        650,000         664,635
     U.S. Treasury Bond, 5.250%, 02/15/29                        3,200,000       2,987,251
     U.S. Treasury Note, 3.500%, 11/15/06                        2,900,000       2,792,611
                                                                              ------------
         Total U.S. Government  and Agency Obligations                           9,531,738
                                                                              ------------

OTHER INVESTMENTS - 2.67%
     First American Treasury Obligation Fund Class (S)             262,934         262,934
                                                                              ------------

         Total Investments (Cost $9,807,977) - 99.35%                            9,794,672
         Other assets and liabilities, net - 0.65%                                  64,203
                                                                              ------------
              Net Assets - 100.00%                                            $  9,858,875
                                                                              ============

     PAUZE U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND
     -------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 97.12%
     FHLMC, 5.500%, 07/15/06                                  $    850,000    $    875,608
     FHLMC, 4.875%, 03/15/07                                     1,000,000       1,001,677
     FHLMC, 5.125%, 10/15/08                                       500,000         495,989
     FHLMC, 5.750%, 01/15/12                                       800,000         799,065
     FNMA, 7.000%, 07/15/05                                      1,300,000       1,407,750
     FNMA, 5.250%, 01/15/09                                      1,500,000       1,490,001
     U.S. Treasury Note, 5%, 08/15/11                            2,000,000       1,984,844
                                                                              ------------
         Total U.S. Government and Agency Obligations                            8,054,934
                                                                              ------------

OTHER INVESTMENTS - 2.00%
     First American Treasury Obligation Fund Class (S)             166,363         166,363
                                                                              ------------

         Total Investments (Cost $8,231,645) - 99.12%                            8,221,297
         Other assets and liabilities, net - 0.88%                                  72,652
                                                                              ------------
              Net Assets - 100.00%                                            $  8,293,949
                                                                              ============

See accompanying notes to financial statements.

                                        7

PAUZE FUNDS                                                                 APRIL 30, 2002
SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                               OR SHARES          VALUE
                                                              ------------    ------------
     PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND
     ------------------------------------------

U.S. GOVERNMENT  AND AGENCY OBLIGATIONS - 97.83%
     FNMA, 5.000%, 02/14/03                                   $  1,950,000    $  1,988,062
     FNMA, 3.500%, 09/15/04                                        400,000         398,626
     U.S. Treasury Note, 4.250%, 11/15/03                        1,375,000       1,403,897
     U.S. Treasury Note, 5.875%, 02/15/04                        1,800,000       1,887,610
     U.S. Treasury Note, 5.250%, 05/15/04                          200,000         207,875
     U.S. Treasury Note, 3.500%, 11/15/06                        3,200,000       3,081,500
                                                                              ------------
         Total U.S. Government  and Agency Obligations                           8,967,570
                                                                              ------------

OTHER INVESTMENTS - 1.26%
     First American Treasury Obligation Fund Class (S)             114,655         114,655
                                                                              ------------

         Total Investments (Cost $9,008,818) - 99.09%                            9,082,225
         Other assets and liabilities, net - 0.91%                                  83,814
                                                                              ------------
              Net Assets - 100.00%                                            $  9,166,039
                                                                              ============

FHLB - Federal Home Loan Bank
FMNA - Federal National Mortgage Association
FHLMC - Federal Home Loan Mortgage Corporation

See accompanying notes to financial statements.

PAUZE FUNDS                                                                                        APRIL 30, 2002
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------
                                                                                        U.S.
                                                                       U.S.          GOVERNMENT          U.S.
                                                                    GOVERNMENT      INTERMEDIATE      GOVERNMENT
                                                                 LIMITED DURATION       TERM          SHORT TERM
                                                                    BOND FUND        BOND FUND        BOND FUND
                                                                   ------------     ------------     ------------
Assets:
     Investments, at value (cost $9,807,977,
     $8,231,645 and $9,008,818 respectively)                       $  9,794,672     $  8,221,297     $  9,082,225
Receivables:
     Interest                                                           101,400          106,367          127,880
     Fund shares sold                                                        --              145               --
                                                                   ------------     ------------     ------------
          Total assets                                                9,896,072        8,327,809        9,210,105
                                                                   ------------     ------------     ------------
Liabilities:
Accrued expenses                                                         18,194           19,281           21,958
Payables:
     Advisory fees                                                        4,951            3,327            3,681
     Distribution fees                                                    7,398            5,805            7,268
     Accounting and transfer agent fees                                   6,654            5,447            6,159
     Fund shares redeemed                                                    --               --            5,000
                                                                   ------------     ------------     ------------
          Total liabilities                                              37,197           33,860           44,066
                                                                   ------------     ------------     ------------

          NET ASSETS                                               $  9,858,875     $  8,293,949     $  9,166,039
                                                                   ============     ============     ============

Net assets consist of:
     Paid-in-capital                                               $ 16,719,077     $  8,532,774     $  8,984,371
     Accumulated net realized gain (loss) on investments             (6,846,897)        (228,477)         108,261
     Net unrealized apppreciation (depreciation) of investments         (13,305)         (10,348)          73,407
                                                                   ------------     ------------     ------------
     Net assets applicable to outstanding
          capital shares                                           $  9,858,875     $  8,293,949     $  9,166,039
                                                                   ============     ============     ============
NO LOAD CLASS:
     Net assets                                                    $  1,906,578     $  1,361,568     $    377,542
                                                                   ============     ============     ============
     Shares outstanding                                                 205,602          137,123           37,758
                                                                   ============     ============     ============

     NET ASSET VALUE, OFFERING AND REDEMPTION
          PRICE PER SHARE                                          $       9.27     $       9.93     $      10.00
                                                                   ============     ============     ============

CLASS B:
     Net assets                                                    $    111,929     $    328,102
                                                                   ============     ============
     Shares outstanding                                                  11,063           32,891
                                                                   ============     ============
     NET ASSET VALUE AND OFFERING PRICE PER SHARE                  $      10.12     $       9.98
                                                                   ============     ============
     Minimum redemption price per share (net
          asset value X 96.25%)                                    $       9.74     $       9.61
                                                                   ============     ============

CLASS C:
     Net assets                                                    $  7,840,368     $  6,604,279     $  8,788,497
                                                                   ============     ============     ============
     Shares outstanding                                                 813,893          639,588          885,557
                                                                   ============     ============     ============

     NET ASSET VALUE, OFFERING AND REDEMPTION
          PRICE PER SHARE                                          $       9.63     $      10.33     $       9.92
                                                                   ============     ============     ============

See accompanying notes to financial statements.

PAUZE FUNDS                                                                                    FOR THE YEAR ENDED
STATEMENT OF OPERATIONS                                                                            APRIL 30, 2002
-----------------------------------------------------------------------------------------------------------------
                                                                                        U.S.
                                                                       U.S.          GOVERNMENT          U.S.
                                                                    GOVERNMENT      INTERMEDIATE      GOVERNMENT
                                                                 LIMITED DURATION       TERM          SHORT TERM
                                                                    BOND FUND        BOND FUND        BOND FUND
                                                                   ------------     ------------     ------------
Investment income:
     Interest income                                               $    553,424     $    354,890     $    426,832
     Dividend Income                                                         --               --               --
                                                                   ------------     ------------     ------------
Expenses:
     Investment advisory fees                                            70,048           38,364           50,862
     Distribution fees- No load class                                    17,658            3,467              860
     Distribution fees- Class B                                           1,170            3,366               --
     Distribution fees- Class C                                          44,947           59,493           98,285
     Administrative fees                                                 52,517           43,741           57,140
     Accounting service fees                                             39,564           31,695           41,506
     Transfer agent fees                                                 30,293           24,085           31,119
     Administrative support fees                                          3,159            1,969            2,913
     Registration fees                                                    9,121            4,189            8,090
     Custodian fees                                                       7,711            4,953            5,642
     Professional fees                                                   14,628           16,326           19,914
     Trustees' fees and expenses                                         16,912           11,763           16,148
     Miscellaneous                                                       13,584           12,374           11,712
     Organizational expense                                                  --              515              515
                                                                   ------------     ------------     ------------

          Total expenses                                                321,312          256,300          344,706
                                                                   ------------     ------------     ------------

NET INVESTMENT INCOME                                                   232,112           98,590           82,126
                                                                   ------------     ------------     ------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss) on investments                           (322,425)         146,583          108,261
     Net change in unrealized depreciation of investments               376,508           23,094          128,877

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                          54,083          169,677          237,138
                                                                   ------------     ------------     ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    286,195     $    268,267     $    319,264
                                                                   ============     ============     ============

See accompanying notes to financial statements.

PAUZE FUNDS
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
                                                U.S. GOVERNMENT                U.S. GOVERNMENT                U.S. GOVERNMENT
                                           LIMITED DURATION BOND FUND    INTERMEDIATE TERM BOND FUND       SHORT TERM BOND FUND
                                          ----------------------------    --------------------------    --------------------------
                                              YEAR ENDED APRIL 30,           YEAR ENDED APRIL 30,          YEAR ENDED APRIL 30,
                                              2002            2001            2002           2001           2002           2001
                                          ------------    ------------    -----------    -----------    -----------    -----------
Increase (Decrease) in Net Assets
From operations:
  Net investment income                   $    232,112    $  2,574,046    $    98,590    $   272,734    $    82,126    $   293,555
  Net realized gain (loss) on investments     (322,425)      3,695,573        146,583        209,149        108,261        391,095
  Net change in unrealized appreciation
    (depreciation) of investments              376,508        (389,813)        23,094         20,199        128,877        (32,154)
                                          ------------    ------------    -----------    -----------    -----------    -----------

    Net increase in net assets
      from operations                          286,195       5,879,806        268,267        502,082        319,264        652,496
                                          ------------    ------------    -----------    -----------    -----------    -----------

Distributions to shareholders from:
  Net investment income:
    No load class                             (175,117)     (2,380,572)       (27,973)      (121,047)        (5,164)       (33,029)
    Class B                                     (2,259)        (22,274)        (4,148)       (25,178)            --         (2,025)
    Class C                                    (55,694)       (170,242)       (68,470)      (127,341)       (79,023)      (259,925)
                                          ------------    ------------    -----------    -----------    -----------    -----------

  Net realized gains:
    No load class                                   --              --             --             --        (14,926)            --
    Class B                                         --              --             --             --             --             --
    Class C                                         --              --             --             --       (333,755)            --
                                          ------------    ------------    -----------    -----------    -----------    -----------
                                                                                                           (348,681)
                                          ------------    ------------    -----------    -----------    -----------    -----------

    Total distributions to shareholders       (233,070)     (2,573,088)      (100,591)      (273,566)      (432,868)      (294,979)
                                          ------------    ------------    -----------    -----------    -----------    -----------

>From net capital share
  transactions - (Note 4)                  (37,057,824)    (16,819,143)     1,161,950        486,636     (1,288,507)     7,472,966
                                          ------------    ------------    -----------    -----------    -----------    -----------

Net increase (decrease) in net assets      (37,004,699)    (13,512,425)     1,329,626        715,152     (1,402,111)     7,830,483
Net assets at beginning of year             46,863,574      60,375,999      6,964,323      6,249,171     10,568,150      2,737,667
                                          ------------    ------------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF YEAR                 $  9,858,875    $ 46,863,574    $ 8,293,949    $ 6,964,323    $ 9,166,039    $10,568,150
                                          ============    ============    ===========    ===========    ===========    ===========
Including undistributed net investment
  income of:                              $         --    $        958    $        --    $     1,486    $        --    $     1,546
                                          ============    ============    ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a capital share outstanding throughout each year indicated:

                                                                  U.S. GOVERNMENT LIMITED DURATION BOND FUND
                                                ------------------------------------------------------------------------------
                                                                                   NO LOAD
                                                ------------------------------------------------------------------------------
                                                                             Year Ended April 30,
                                                ------------------------------------------------------------------------------
                                                  2002          2001          2000          1999          1998          1996
                                                --------      --------      --------      --------      --------      --------

NET ASSET VALUE, BEGINNING OF YEAR              $   8.50      $   8.08      $   8.62      $   9.60      $   9.17      $   9.37
                                                --------      --------      --------      --------      --------      --------

Income from investment operations:
     Net investment income                          0.25          0.36          0.32          0.35          0.43          0.44
     Net realized and unrealized gain (loss)
          on investments                            0.77          0.42         (0.54)        (0.79)         1.27          0.31

Dividends from net investment income               (0.25)        (0.36)        (0.32)        (0.35)        (0.44)        (0.44)

Distributions from capital gains                      --            --            --         (0.19)        (0.83)        (0.14)
                                                --------      --------      --------      --------      --------      --------

NET ASSET VALUE, END OF YEAR                    $   9.27      $   8.50      $   8.08      $   8.62      $   9.60      $   9.54

TOTAL RETURN                                       12.02%         9.78%        -2.63%        -4.83%        18.91%         8.08%

Ratios to Average Net Assets
     Net investment income                          2.28%         4.23%         3.74%         3.73%         4.41%         4.74%
     Total and net expenses                         2.46%         1.63%         1.71%         1.68%         1.65%         1.23%

Net assets, end of year  (000's)                $  1,907      $ 45,843      $ 58,281      $ 56,124      $ 78,350      $ 71,294

Turnover Ratio                                       692%         2023%         4365%         1226%          252%          228%

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a capital share outstanding throughout each period indicated:

                                                      U.S. Government Limited Duration Bond Fund
                                               -------------------------------------------------------
                                                                       CLASS B
                                               -------------------------------------------------------
                                                                Year Ended April 30,
                                               -------------------------------------------------------
                                                2002        2001        2000        1999        1998
                                               -------     -------     -------     -------     -------

NET ASSET VALUE, BEGINNING OF PERIOD           $  9.38     $  8.84     $  9.39     $ 10.41     $  9.84
                                               -------     -------     -------     -------     -------

Income from investment operations:
     Net investment income                        0.19        0.27        0.27        0.27        0.36
     Net realized and unrealized gain (loss)
          on investments                          0.74        0.54       (0.58)      (0.83)       1.40

Dividends from net investment income             (0.19)      (0.27)      (0.24)      (0.27)      (0.36)

Distributions from capital gains                    --          --          --       (0.19)      (0.83)
                                               -------     -------     -------     -------     -------

NET ASSET VALUE, END OF PERIOD                 $ 10.12     $  9.38     $  8.84     $  9.39     $ 10.41

TOTAL RETURN                                      9.94%       9.27%      -3.41%      -5.57%      18.16%

Ratios to Average Net Assets (a)
     Net investment income                        1.53%       3.48%       2.99%       2.98%       3.41%
     Total and net expenses                       3.21%       2.38%       2.46%       2.43%       2.66%

Net assets, end of period  (000's)             $   112     $   117     $ 1,226     $ 1,285     $   280

Turnover Ratio                                     692%       2023%       4365%       1226%        252%

                                                U.S. Government Limited Duration Bond Fund
                                               --------------------------------------------
                                                                  CLASS C
                                               --------------------------------------------
                                                     Year Ended April 30,         05/13/98*
                                               -------------------------------        to
                                                2002        2001        2000       04/30/99
                                               -------     -------     -------     --------

NET ASSET VALUE, BEGINNING OF PERIOD           $  8.95     $  8.45     $  8.99     $ 10.00
                                               -------     -------     -------     -------

Income from investment operations:
     Net investment income                        0.21        0.28        0.23        0.28
     Net realized and unrealized gain (loss)
          on investments                          0.68        0.50       (0.53)      (0.82)

Dividends from net investment income             (0.21)      (0.28)      (0.24)      (0.28)

Distributions from capital gains                    --          --          --       (0.19)
                                               -------     -------     -------     -------

NET ASSET VALUE, END OF PERIOD                 $  9.63     $  8.95     $  8.45     $  8.99

TOTAL RETURN                                      9.93%       9.33%      -3.38%      -5.63%

Ratios to Average Net Assets (a)
     Net investment income                        1.53%       3.48%       2.99%       2.98%
     Total and net expenses                       3.21%       2.38%       2.46%       2.43%

Net assets, end of period  (000's)             $ 7,840     $   904     $   869     $    67

Turnover Ratio                                     692%       2023%       4365%       1226%

-----------------------------------------------
* Commencement of operations.

(a) Ratios are annualized for periods of less than one year, except for the total return ratio.

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a capital share outstanding throughout each year indicated:

                                                                  U.S. GOVERNMENT INTERMEDIATE BOND FUND
                                                --------------------------------------------------------------------------
                                                                                  NO LOAD
                                                --------------------------------------------------------------------------
                                                                           Year Ended April 30,
                                                --------------------------------------------------------------------------
                                                   2002            2001            2000            1999            1998
                                                ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF YEAR              $     9.69      $     9.38      $     9.77      $    10.10      $     9.72
                                                ----------      ----------      ----------      ----------      ----------

Income from investment operations:
     Net investment income                            0.20            0.44            0.32            0.33            0.34
     Net realized and unrealized gain (loss)
          on investments                              0.24            0.31           (0.39)          (0.21)           0.43

Dividends from net investment income                 (0.20)          (0.44)          (0.32)          (0.33)          (0.34)

Distributions from capital gains                        --              --              --           (0.12)          (0.05)
                                                ----------      ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF YEAR                    $     9.93      $     9.69      $     9.38      $     9.77      $    10.10

TOTAL RETURN                                          4.56%           8.10%          -0.77%           1.13%           8.01%

Ratios of Average Net Assets
     Net investment income                            1.90%           4.27%           3.39%           3.15%           3.51%
     Total and net expenses                           2.73%           1.77%           2.08%           1.66%           2.17%

Net assets, end of year  (000's)                $    1,362      $    1,425      $    5,281      $    8,564      $    2,722

Turnover Ratio                                         460%           1967%           2255%            711%            260%

------------------------------------------------

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a capital share outstanding throughout each period indicated:

                                                                    U.S. GOVERNMENT INTERMEDIATE BOND FUND
                                                -------------------------------------------------------------------------------
                                                                       CLASS B                                   CLASS C
                                                ------------------------------------------------------   ----------------------
                                                                                                         Year Ended
                                                                 Year Ended April 30,                     April 30,   08/04/00*
                                                ------------------------------------------------------   ----------       to
                                                 2002        2001        2000        1999        1998        2002     4/30/2001
                                                ------      ------      ------      ------      ------   ----------   ---------

NET ASSET VALUE, BEGINNING OF PERIOD            $ 9.73      $ 9.41      $ 9.81      $10.12      $ 9.74      $10.06      $10.00
                                                ------      ------      ------      ------      ------      ------      ------

Income from investment operations:
     Net investment income                        0.12        0.35        0.23        0.25        0.26        0.12        0.27
     Net realized and unrealized gain (loss)
        on investments                            0.25        0.32       (0.40)      (0.19)       0.43        0.27        0.06

Dividends from net investment income             (0.12)      (0.35)      (0.23)      (0.25)      (0.26)      (0.12)      (0.27)

Distributions from capital gains                    --          --          --       (0.12)      (0.05)         --          --
                                                ------      ------      ------      ------      ------      ------      ------

NET ASSET VALUE, END OF PERIOD                  $ 9.98      $ 9.73      $ 9.41      $ 9.81      $10.12      $10.33      $10.06

TOTAL RETURN                                      3.84%       7.24%      -1.72%       0.58%       7.13%       3.89%       3.30%

Ratios of Average Net Assets (a)
     Net investment income                        1.15%       3.52%       2.64%       2.40%       2.55%       1.15%       3.52%
     Total and net expenses                       3.48%       2.52%       2.83%       2.41%       2.96%       3.48%       2.52%

Net assets, end of period  (000's)              $  328      $  340      $  968      $1,060      $  442      $6,604      $5,198

Turnover Ratio                                     460%       1967%       2255%        711%        260%        460%       1967%

------------------------------------------------

* Commencement of operations.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a capital share outstanding throughout each year indicated:

                                                        U.S. GOVERNMENT SHORT TERM BOND FUND
                                               -------------------------------------------------------
                                                                       NO LOAD
                                               -------------------------------------------------------
                                                                 Year Ended April 30,
                                               -------------------------------------------------------
                                                2002        2001        2000        1999        1998
                                               -------     -------     -------     -------     -------

NET ASSET VALUE, BEGINNING OF YEAR             $ 10.16     $  9.79     $ 10.09     $ 10.06     $  9.98
                                               -------     -------     -------     -------     -------

Income from investment operations:
     Net investment income                        0.15        0.40        0.25        0.29        0.29
     Net realized and unrealized gain (loss)
          on investments                          0.23        0.37       (0.30)       0.19        0.08

Dividends from net investment income             (0.15)      (0.40)      (0.25)      (0.33)      (0.29)

Distributions from capital gains                 (0.39)         --          --       (0.12)         --
                                               -------     -------     -------     -------     -------

NET ASSET VALUE, END OF YEAR                   $ 10.00     $ 10.16     $  9.79     $ 10.09     $ 10.06

TOTAL RETURN                                      3.80%       8.08%      -0.52%       4.79%       3.76%

Ratios to Average Net Assets
     Net investment income                        1.53%       4.10%       2.75%       3.15%       3.18%
     Total expenses (before reimbursement)        2.66%       1.50%       2.80%       1.73%       2.60%
     Reimbursement (a)                            0.00%       0.00%       0.00%       0.00%      -0.18%
     Net  and total expenses                      2.66%       1.50%       2.80%       1.73%       2.42%
Net assets, end of year  (000's)               $   378     $   312     $ 1,915     $ 2,008     $ 1,868

Turnover Ratio                                      38%        743%       1265%        258%         47%

                                                        U.S. GOVERNMENT SHORT TERM BOND FUND
                                               -------------------------------------------------------
                                                                       CLASS C
                                               -------------------------------------------------------
                                                                 Year Ended April 30,
                                               -------------------------------------------------------
                                                2002        2001        2000        1999        1998
                                               -------     -------     -------     -------     -------

NET ASSET VALUE, BEGINNING OF YEAR             $ 10.09     $  9.73     $ 10.00     $  9.98     $  9.91
                                               -------     -------     -------     -------     -------

Income from investment operations:
     Net investment income                        0.08        0.33        0.16        0.22        0.22
     Net realized and unrealized gain (loss)
          on investments                          0.22        0.36       (0.27)       0.18        0.07

Dividends from net investment income             (0.08)      (0.33)      (0.16)      (0.26)      (0.22)

Distributions from capital gains                 (0.39)         --          --       (0.12)         --
                                               -------     -------     -------     -------     -------

NET ASSET VALUE, END OF YEAR                   $  9.92     $ 10.09     $  9.73     $ 10.00     $  9.98

TOTAL RETURN                                      2.99%       7.23%      -1.14%       4.01%       2.93%

Ratios to Average Net Assets
     Net investment income                        0.78%       3.35%       2.00%       2.40%       2.22%
     Total expenses (before reimbursement)        3.41%       2.25%       3.55%       2.48%       3.49%
     Reimbursement (a)                            0.00%       0.00%       0.00%       0.00%      -0.23%
     Net  and total expenses                      3.41%       2.25%       3.55%       2.48%       3.26%
Net assets, end of year  (000's)               $ 8,788     $10,256     $   718     $    39     $   158

Turnover Ratio                                      38%        743%       1265%        258%         47%

-----------------------------------------------

(a) Expenses reimbursed reflect reductions to total expenses and would, similarly, decrease the net investment income ratio for the year had such reductions not occurred. See accompanying notes to financial statements.

PAUZE FUNDS                                                       APRIL 30, 2002
Notes to Financial Statements

--------------------------------------------------------------------------------

1.   ORGANIZATION

Pauze Funds (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on October 15, 1993. There are three series within the Trust that are presently operating: the Pauze U.S. Government Limited Duration Bond Fund (the "Limited Duration Fund"), which commenced operations on January 10, 1994, the Pauze U.S. Government Intermediate Term Bond Fund (the "Intermediate Term Fund"), which commenced operations on September 3, 1996; and the Pauze U.S. Government Short Term Bond Fund (the "Short Term Fund"), which commenced operations on September 3, 1996. The three series included in these financial statements are collectively referred to as the "Funds" and individually as a "Fund".

Each Fund seeks to provide investors with a high total return (investment income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity.

Shares of each Fund are issued in classes having equal rights to earnings and assets except that each class bears differenct distribution expenses. No load shares and Class C shares are sold and redeemed at net asset value without sales commission or redemption fees. Class B shares are sold at net asset value and are subject to a maximum 3.75% contingent deferred sales charge on redemptions made within seven years of purchase.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION. Fund securities (except securities with less than 60 days to maturity and repurchase agreements) are valued at market prices based on an independent pricing service, or, in the event such service is not available, at the mean between the most recent bid and ask prices as obtained from one or more dealers that make markets in the securities. Short-term investments with maturities of 60 days or less at the time of purchase are valued on the amortized cost basis. If the Advisor determines that amortized cost does not reflect fair value of a security, the Board may select an alternative method of valuing the security. Investments in mutual funds are valued at net asset value per share.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Interest income is recorded on the basis of coupon interest accrued daily adjusted for amortization of premiums and accretion of discount. Dividend income is recorded on the ex-dividend date.

PAUZE FUNDS                                                       APRIL 30, 2002
Notes to Financial Statements

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Trust's policy is for the custodian to hold, as collateral for the repurchase agreement, underlying securities with a value of at least 102% of the repurchase price. In the event of default or bankruptcy by the other party a Fund has a right to the collateral, which may be subject to legal proceedings, for satisfaction of the obligation.

ORGANIZATIONAL   COSTS.   Organizational   costs  incurred  by  the  Trust  were
capitalized and completed the five year amortization period during the current fiscal year.

INCOME AND EXPENSES. Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Trust expenses are allocated based on the relative net assets of each Fund or on another reasonable basis. Class specific expenses are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated to each class of shares based on the relative net assets of each class.

FEDERAL INCOME TAXES. Each Fund intends to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on ex-dividend date. The Funds generally pay dividends monthly and capital gain distributions, if any, at least annually. Capital loss carry forwards may be utilized to offset future capital gains, if any.

3.   INVESTMENT TRANSACTIONS

The following table presents the cost of purchases and proceeds from sales/maturities of investments, excluding short-term investments, for the year ended April 30, 2002. All purchases and sales were U.S. Government and Agency Obligations.

                          LIMITED DURATION    INTERMEDIATE TERM      SHORT TERM
                                FUND                FUND                FUND
                          ------------------------------------------------------

Purchases                   $ 97,407,663        $ 37,789,480        $  3,706,573
Sales/Maturities             133,987,481          35,715,906           5,343,670

PAUZE FUNDS                                                       APRIL 30, 2002
Notes to Financial Statements

--------------------------------------------------------------------------------

4.   CAPITAL SHARE TRANSACTIONS

Each class of shares in each Fund has an unlimited number of no par value shares authorized. The following is a summary of capital share activity for the period indicated:

                                          YEAR ENDED                        YEAR ENDED
                                        APRIL 30, 2002                    APRIL 30, 2001
                                -----------------------------     -----------------------------

LIMITED DURATION FUND              SHARES           AMOUNT           SHARES           AMOUNT
---------------------           ------------     ------------     ------------     ------------
No Load Class
Shares sold                          110,773     $    829,363           31,649     $    258,500
Shares reinvested                      5,374           50,729          215,474        1,801,959
Shares redeemed                   (5,303,777)     (45,003,463)      (2,070,442)     (17,521,146)
                                ------------     ------------     ------------     ------------
NET DECREASE                      (5,187,630)    $(44,123,371)      (1,823,319)    $(15,460,687)
                                ============     ============     ============     ============

CLASS B
Shares sold                               --     $         --               --     $         --
Shares reinvested                        219            2,259            1,949           17,716
Shares redeemed                       (1,604)         (16,065)        (128,276)      (1,196,267)
                                ------------     ------------     ------------     ------------
NET DECREASE                          (1,385)    $    (13,806)        (126,327)    $ (1,178,551)
                                ============     ============     ============     ============

CLASS C
Shares sold                          830,098     $  8,225,647          743,201     $  6,555,539
Shares reinvested                      5,661           55,694           19,217          170,242
Shares redeemed                     (122,911)      (1,201,988)        (764,230)      (6,905,686)
                                ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)              712,848     $  7,079,353           (1,812)    $   (179,905)
                                ============     ============     ============     ============

INTERMEDIATE TERM FUND
----------------------
NO LOAD CLASS
Shares sold                            2,997     $     10,470           30,535     $    286,683
Shares reinvested                      2,728           27,016           11,496          110,090
Shares redeemed                      (15,749)        (135,448)        (457,775)      (4,417,582)
                                ------------     ------------     ------------     ------------
NET DECREASE                         (10,024)    $    (97,962)        (415,744)    $ (4,020,809)
                                ============     ============     ============     ============

CLASS B
Shares sold                           12,401     $     78,174               --     $         --
Shares reinvested                        418            4,148            1,346           13,052
Shares redeemed                      (14,920)        (103,025)         (69,220)        (671,382)
                                ------------     ------------     ------------     ------------
NET DECREASE                          (2,101)    $    (20,703)         (67,874)    $   (658,330)
                                ============     ============     ============     ============

CLASS C
Shares sold                          116,430     $  1,212,145          503,916     $  5,038,434
Shares reinvested                      6,655           68,470           12,587          127,341
Shares redeemed                           --               --               --               --
                                ------------     ------------     ------------     ------------
NET INCREASE                         123,085     $  1,280,615          516,503     $  5,165,775
                                ============     ============     ============     ============

PAUZE FUNDS                                                       APRIL 30, 2002
Notes to Financial Statements

--------------------------------------------------------------------------------

                                          YEAR ENDED                        YEAR ENDED
                                        APRIL 30, 2002                    APRIL 30, 2001
                                -----------------------------     -----------------------------

SHORT TERM FUND                    SHARES           AMOUNT           SHARES           AMOUNT
---------------                 ------------     ------------     ------------     ------------
No Load Class
Shares sold                           15,124     $    156,967           10,266     $    100,502
Shares reinvested                      1,993           20,090            3,211           31,641
Shares redeemed                      (10,058)        (102,631)        (178,522)      (1,762,395)
                                ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)                7,059     $     74,426         (165,045)    $ (1,630,252)
                                ============     ============     ============     ============

CLASS B
Shares redeemed                           --               --          (10,855)    $   (105,218)
                                ------------     ------------     ------------     ------------
NET DECREASE                              --     $         --          (10,855)    $   (105,218)
                                ============     ============     ============     ============

CLASS C
Shares sold                          136,534     $  1,416,123        1,043,950     $ 10,226,955
Shares reinvested                     41,295          412,779           26,240          259,925
Shares redeemed                     (308,301)      (3,191,835)        (127,990)      (1,278,444)
                                ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)             (130,472)    $ (1,362,933)         942,200     $  9,208,436
                                ============     ============     ============     ============

5.   TAX BASIS INFORMATION

The Funds account for investments and distributions to shareholders in accordance with both book basis, accounting principles generally accepted in the United States of America, and tax basis, rules of the Internal Revenue Code. Differences between these two methods principally affect the character and timing of capital gains realization. The following table describes the federal income tax basis of key components of net assets and distributions to shareholders.

                                                LIMITED        INTERMEDIATE
TAX BASIS                                       DURATION           TERM          SHORT TERM
--------------------------------------------------------------------------------------------

Cost of Investments                           $  9,807,977     $  8,231,645     $  9,008,818
                                              ------------     ------------     ------------
Gross Unrealized Appreciation                 $     14,938     $      7,475     $     99,776
Gross Unrealized Depreciation                      (28,243)         (17,823)         (26,369)
                                              ------------     ------------     ------------
Net Unrealized Appreciation (Depreciation)    $    (13,305)    $    (10,348)    $     73,407
                                              ------------     ------------     ------------
Capital Loss Carryforwards                    $  6,551,384     $    228,477     $         --
                                              ------------     ------------     ------------
Expiration Periods                             2007 - 2010             2008               --

Post October Losses                           $   (295,513)    $         --     $         --
                                              ------------     ------------     ------------
Undistributed Ordinary Income                 $         --     $         --     $    108,261
                                              ------------     ------------     ------------
Ordinary Income Distributions April 30, 2002  $    233,070     $    100,591     $    432,868
                                              ------------     ------------     ------------
Ordinary Income Distributions April 30, 2001  $  2,573,088     $    273,566     $    294,979
                                              ------------     ------------     ------------

The primary book to tax differences for the Funds reflect the tax treatment of short-term capital gains as ordinary income and the requirement that losses realized after October 31, 2001 are deemed to have occurred on May 1, 2002.

PAUZE FUNDS                                                       APRIL 30, 2002
Notes to Financial Statements

--------------------------------------------------------------------------------

6.   TRANSACTIONS WITH THE ADVISOR AND AFFILIATES

Pauze, Swanson & Associates Investment Advisors, Inc. d/b/a Pauze Swanson Capital Management Co. (the "Advisor"), under advisory agreements with the Trust furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations.

The Limited Duration Fund pays a monthly management fee at the annual rate of 0.60% of the average daily net assets on the first $100 million, 0.50% on the next $150 million, 0.45% on the next $250 million and 0.40% on net assets in excess of $500 million. The Intermediate Term Fund and the Short Term Fund each pays a monthly management fee at the annual rate of 0.50% of the average daily net assets.

Champion Fund Services ("Champion"), an affiliate of the Advisor, is the Administrator, Fund Accounting Agent and Transfer Agent for the Trust. The annual fees for the contracts of $175,000, $125,000 and $90,000 (plus a maximum of $21 per shareholder account), respectively, and standard out-of-pocket expenses, are paid monthly and allocated to the Funds in the Trust based on each Fund's relative net assets. The Administrator is responsible for financial reporting, compliance monitoring and corporate management. The Fund Accounting Agent determines the net asset value per share of each Fund and provides accounting services to the Trust. The Transfer Agent provides shareholder services and is the dividend paying agent of the Trust. The fees to Champion for the period ended April 30, 2002 were:

                                       Limited       Intermediate
                                       Duration          Term         Short Term
                                      ----------      ----------      ----------
Administrative fees                   $   52,517      $   43,741      $   57,140
Accounting service fees                   39,564          31,695          41,506
Transfer agency fees                      30,293          24,085          31,119

CFS Distributors, Inc., an affiliate of Champion and the Advisor, became the Fund's distributor on September 5, 2001 as the Trust's agent for the distribution of Fund Shares. CFS Distributors does not charge the Funds for its services. Prior to September 5, 2001, B.C. Ziegler and Company received $10,333 for administrative support provided in conjunction with the distributor agreement.

Independent trustees each receive an annual fee of $11,500 from the Trust plus $500 per meeting and out-of-pocket expenses. Certain employees of the Advisor and Champion are trustees and officers of the Trust but receive no compensation from the Trust.

The Trust has adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, with separate provisions for each class of shares. The Advisor, for its distribution related services and expenses, receives a 12b-1 fee at an annual rate of 0.25% of each Fund's average net assets. Additionally, the Advisor receives a 12b-1 annual fee of 0.75% of the average net assets of Class B shares as compensation for fees the Advisor paid to broker-dealers. Class C shares pay an annual 12b-1 fee of 0.75% of their average net assets directly to broker-dealers. All fees are paid monthly. Under the plans, the Advisor bears all distribution expenses of the Funds in excess of the 12b-1 fees; however, the fees received by the Advisor for any class of shares during any year may be more or less than its distribution related costs.

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